Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
Net operating loss carryforwards	$ 10,194,806	$ 2,004,266
State net operating losses	16,641,692	8,042,840
NOLs with no expiration	9,988,297
Net operating losses	2,749,613	715,079
Valuation allowance	$ 3,269,776	$ 1,031,792